RELATED PARTY TRANSACTIONS (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
HUANG Jian Cong [Member] | chairman and shareholder[Member]
Related Party Transaction
Due to related parties	$ 70,000	$ 70,500